DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE - Assets and Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	€ 213	€ 202	€ 178	€ 166
Trade receivables and other	693	490
Inventories	1,134	1,098
Property, plant and equipment	2,084	2,047
Deferred tax assets	234	252
Trade payables and other	1,431	1,263
Pension and other post-employment benefit obligations	€ 380	€ 411